Summary Prospectus December 1, 2014 (as revised March 20, 2015) American Century Investments® One ChoiceSM 2015 Portfolio

Investor Class: ARFIX Institutional Class: ARNIX	A Class: ARFAX C Class: AFNCX	R Class: ARFRX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com

This summary prospectus incorporates by reference the fund’s prospectus dated December 1, 2014 and statement of additional information (SAI) dated March 20, 2015 (each as supplemented at the time you receive this summary prospectus), as well as the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated July 31, 2014. The fund's SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 61 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None[1]	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	None	None	None	None	None
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses (Administrative Fee)	0.20%	None	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	0.76%	0.56%	1.01%	1.76%	1.26%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$78	$243	$423	$943
Institutional Class	$57	$180	$313	$702
A Class	$672	$879	$1,101	$1,740
C Class	$179	$555	$955	$2,071
R Class	$129	$400	$692	$1,522
Portfolio Turnover
Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
One Choice 2015 Portfolio is a “fund of funds,” meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or “junk bonds”) and geographic exposure (domestic and international). The following table shows the fund’s target allocation for the various asset classes and underlying funds as of March 20, 2015.

Equity Securities (Stock Funds)	45.00%
NT Core Equity Plus Fund	3.00%
NT Disciplined Growth Fund	1.50%
NT Equity Growth Fund	10.00%
NT Global Real Estate Fund	1.00%
NT Growth Fund	4.50%
NT Heritage Fund	2.25%
NT International Growth Fund	4.50%
NT International Value Fund	2.25%
NT Large Company Value Fund	9.50%
NT Mid Cap Value Fund	4.50%
NT Small Company Fund	2.00%

Fixed-Income Securities (Bond Funds)	45.00%
Global Bond Fund	7.00%
High-Yield Fund	3.80%
Inflation-Adjusted Bond Fund	1.50%
International Bond Fund	5.00%
NT Diversified Bond Fund	21.60%
Short Duration Inflation Protection Bond Fund	6.10%

Cash Equivalents (Money Market Funds)	10.00%
Premium Money Market Fund	10.00%

The target date in the fund name (2015) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement.
Over time the fund’s asset mix has become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. As of the date of the prospectus, One Choice 2015 Portfolio has reached its most conservative planned target asset allocation, and its asset mix has become fixed and matches that of One Choice In Retirement Portfolio. Accordingly, the fund’s Board of Directors has approved an agreement and plan of reorganization, whereby the fund’s net assets will be transferred to One Choice In Retirement Portfolio in exchange for shares of that fund (the “Reorganization”). The Reorganization is expected to be effective on March 27, 2015, as of the close of the New York Stock Exchange. The fund’s Investor, Institutional, A, C and R Class shareholders will receive shares of equal value of the corresponding class of One Choice In Retirement Portfolio in exchange for their shares of the fund.

The portfolio managers regularly review the fund’s allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.
Principal Risks

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Allocation Risk – The fund’s performance and risks depend in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting the underlying funds. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

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“Growth” and “Value” Style Risks – The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

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Small- and Mid-Cap Stock Risks – Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

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Interest Rate Risk – Generally, when interest rates rise, the value of an underlying fund’s fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the performance of underlying fixed-income funds.

•
Credit Risk – The value of an underlying fund’s fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•
Foreign Securities Risk – Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund’s share price.

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High-Yield Securities Risk – Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

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Tobacco Exclusion – The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

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Market Risk – The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

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Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (3Q 2009): 10.20% Lowest Performance Quarter (4Q 2008): -11.00%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.90%.

Average Annual Total Returns For the calendar year ended December 31, 2013	1 year	5 years	Since Inception	Inception Date
Investor Class Return Before Taxes	11.53%	10.77%	6.56%	08/31/2004
Return After Taxes on Distributions	10.37%	9.99%	5.59%	08/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	6.96%	8.36%	4.95%	08/31/2004
Institutional Class Return Before Taxes	11.74%	10.98%	6.78%	08/31/2004
A Class[1] Return Before Taxes	4.89%	9.19%	5.63%	08/31/2004
C Class Return Before Taxes	10.48%	9.66%²	5.50%²	03/01/2010
R Class Return Before Taxes	10.97%	10.21%	6.03%	08/31/2004
S&P Target Date To 2015 Index[3] (reflects no deduction for fees, expenses or taxes)	9.16%	9.18%	__	__
S&P Target Date 2015 Index (reflects no deduction for fees, expenses or taxes)	12.16%	10.54%	6.14%	08/31/2004
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.70%	8.46%	08/31/2004
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-2.02%	4.44%	4.54%	08/31/2004

[1]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been restated to reflect this charge.

[2]
Historical performance for C Class prior to its inception is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

3 Effective November 2014, the fund’s investment advisor has selected a different index for comparison purposes. The advisor believes the S&P Target Date To 2015 Index is more reflective of the fund’s strategy. The fund’s investment process did not change. Because the S&P Target Date To 2015 Index total return data is first available as of May 31, 2007, returns for the S&P Target Date 2015 Index are also shown to cover the period since the fund’s inception.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Scott Wittman, CFA, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2009.
Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2010.
Radu Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2013.
Scott Wilson, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the One Choice Target Date Portfolios since 2006.
G. David MacEwen, Co-Chief Investment Officer, has been chairman of the firm’s Asset Allocation Committee since December 2013.
Purchase and Sale of Fund Shares
Effective December 1, 2014, as of the close of the New York Stock Exchange (“NYSE”), the fund is closed to new investors. Additionally, effective March 25, 2015, as of the close of the NYSE, the fund will be closed to all investors, except reinvested dividends and capital gains distributions. Shareholders with open accounts may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

©2015 American Century Proprietary Holdings, Inc. All rights reserved.

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